Finance Income (Expenses), Net (Details) - Schedule of finance income (expenses), net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance expenses:
Revaluation of warrants to purchase ADS’s		$ 2,172
Bank account management fees and commissions	21	17	29
Revaluation of marketable securities			574
Total finance expenses	21	2,189	603
Finance income:
Revaluation of warrants to purchase ADS’s	719		584
Revaluation of marketable securities	747	138
Interest income on bank deposits	8	33	93
Exchange differences	13	12	5
Total finance income	1,487	183	682
Finance income (expenses), net	$ 1,466	$ (2,006)	$ 79